Additional Details to the Statement of Profit or Loss and Comprehensive Profit or Loss (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Schedule of cost of sales expenses
	Year ended December 31,
	2021	2020
Energy and infrastructure	$30,195	$18,299
Depreciation and amortization	24,476	11,486
Purchases of electrical components	1,973	1,138
Electrician salaries and payroll taxes	1,727	907
	$58,371	$31,830

Schedule of general and administrative expenses
	Year ended December 31,
	2021	2020
Salaries and share based payment	$30,334	$4,864
Professional services	6,985	1,962
Advertising and promotion	174	38
Insurance and other	4,920	822
Travel, motor vehicle and meals	423	211
Hosting and telecommunications	402	353
	$43,238	$8,250

Schedule of net financial expenses
	Year ended December 31,
	2021	2020
Loss on revaluation of warrants	$19,524	$3,876
Loss (gain) on embedded derivative	2,641	(973)
Gain on disposition of marketable securities*	(6,149)	—
Loss on currency exchange	647	238
Interest on long-term debt	1,907	5,335
Interest on lease liabilities	1,513	769
Warrant issuance costs	668	—
Other financial expenses	252	141
	$21,003	$9,386